Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	REVOLVE GROUP, INC.
Entity Central Index Key	0001746618
Entity Emerging Growth Company	false
Entity File Number	001-38927
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1640160
Entity Address, Address Line One	12889 Moore Street
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	562
Local Phone Number	677-9480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	RVLV
Security Exchange Name	NYSE